Leases - Amounts recognised in profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation expense of right-of-use assets	€ 18,659	€ 15,829	€ 16,035
Interest expense on lease liability	3,841	3,728	3,125
Expense relating to short-term leases	476	839	807
Expense relating to leases of low-value assets	50	56	33
Total amount recognised in profit and loss	23,026	20,452	20,000
Cash outflows for leases	€ 19,046	€ 20,665	€ 21,014